Provisions - Schedule of main categories of plan assets, United Kingdom (Details) - UK	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	0.00%	0.00%	0.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	66.00%	62.00%	51.00%
Properties
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	14.00%	12.00%	13.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	20.00%	26.00%	36.00%